JPMorgan SmartRetirement Income Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,479
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,534
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 758